Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity
9.	Stockholders’ Equity

On May 19, 2017, the Company entered into a subscription agreement with certain investors, including officers, directors and other affiliates of the Company, pursuant to which the Company issued and sold to such investors, in a private placement, an aggregate of 727,273 shares of the common stock of the Company, for $2.75 per share, or a total purchase price of $2.0 million. Investors in the private placement included Lan Yang, the wife of the Company’s Chairman Bruno Wu, and China Telenet Ventures Limited, an entity owned and controlled by Sean Wang, a member of the Company’s Board of Directors. As of July 18, 2017, all subscription amounts have been received by the Company.

On October 23, 2017, the Company entered into a Securities Purchase Agreement with Hong Kong Guo Yuan Group Capital Holdings Limited. Pursuant to the terms of the agreement, the Company has agreed to sell and issue 5,494,505 shares of the Company’s common stock to the Hong Kong Guo Yuan Group Capital Holdings Limited for $1.82 per share, or a total purchase price of $10.0 million.

On March 17, 2018, the Company entered into a subscription agreement (the “Subscription Agreement”) with GT Dollar Ptd. Ltd. (“GTD”) for a private placement (“GT Financing”) in the total amount of $40.0 million, which consists of issuance of new shares in the amount of US$25,066,878.20 and issuance of two promissory notes in the amount of US$10,000,000 and US$4,933,121.80, respectively. The Subscription Agreement was subsequently amended and restated (the “Amended Agreement”) on June 28, 2018 to reduce the amount of such investment to $10.0 million and to terminate the two promissory notes. Pursuant to the terms of the Amended Agreement, the Company will issue and sell to GTD, an aggregate of 5,494,506 shares of the common stock of the Company, par value $0.001 per share (the “Common Stock”), for $1.82 per share, or a total purchase price of $10,000,000.92. The Company has received $5.3 million and expects to receive the remaining $4.7M in the third quarter. The Company has not yet issued any shares with respect to this financing.

10. Stockholders’ Equity

On July 6, 2016, the Company entered into a Common Stock Purchase Agreement (the “SSW SPA”) with Seven Stars Works Co., Ltd., a Korea company (“SSW”) and an affiliate of SSS. Pursuant to the terms of the SSW SPA, the Company has agreed to sell and issue 2,272,727 shares of the Company’s common stock for $1.76 per share, or a total purchase price of $4.0 million to SSW. A total of $4.0 million was received and 2,272,727 shares were issued on July 19, 2016.

On August 11, 2016, the Company entered into Common Stock Purchase Agreement (the “Harvest SPA”) with Harvest Alternative Investment Opportunities SPC (“Harvest”), a Cayman Islands company. Pursuant to the terms of the Harvest SPA, the Company has agreed to sell and issue 2,272,727 shares of the Company’s common stock, for $1.76 per share, or a total purchase price of $4.0 million to Harvest. A total of $4.0 million was received and 2,272,727 shares were issued on August 12, 2016.

On November 11, 2016, the Company entered into Common Stock Purchase Agreement (the “SSSHKCD SPA”) with Sun Seven Stars Hong Kong Cultural Development Limited, a Hong Kong company (“SSSHKCD”) and an affiliate of SSS. Pursuant to the terms of the SSSHKCD SPA, the Company has agreed to sell and issue 1,136,365 shares of the Company’s common stock for $1.76 per share, or a total purchase price of $2.0 million to SSSHKCD. A total of $2.0 million was received and 1,136,365 shares were issued on November 17, 2016.

As described in Note 13, the Company and SSS entered into a series of agreements, including an agreement pursuant to which the Company agreed to sell and issue 4,545,455 shares of the Company's common stock and warrants to acquire an additional 1,818,182 shares (at an exercise price of $2.75 per share) for an aggregate purchase price of $10 million to SSS.

On May 19, 2017, the Company entered into a subscription agreement with certain investors, including officers, directors and other affiliates of the Company, pursuant to which the Company issued and sold to such investors, in a private placement, an aggregate of 727,273 shares of the common stock of the Company, for $2.75 per share, or a total purchase price of $2.0 million. Investors in the private placement included Lan Yang, the wife of the Company’s Chairman Bruno Wu, and China Telenet Ventures Limited, an entity owned and controlled by Sean Wang, a member of the Company’s Board of Directors. As of July 18, 2017, all subscription amounts have been received by the Company.

On October 23, 2017, the Company entered into a Securities Purchase Agreement with Hong Kong Guo Yuan Group Capital Holdings Limited. Pursuant to the terms of the agreement, the Company has agreed to sell and issue 5,494,505 shares of the Company’s common stock to the Hong Kong Guo Yuan Group Capital Holdings Limited for $1.82 per share, or a total purchase price of $10.0 million.